Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 195	Taxes	UNITED STATES	snj:US-FL	Internal Revenue Service [Member]	Florida Phosphates [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 2
	805	Taxes	UNITED STATES	snj:US-FL	United States Treasury [Member]	Florida Phosphates [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 3
	1,070	Taxes	UNITED STATES	snj:US-FL	U.S. Customs and Border Protection [Member]	Florida Phosphates [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 4
	7,683	Royalties	UNITED STATES	snj:US-FL	U.S. Department of the Interior [Member]	Florida Phosphates [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 5
	203	Fees	UNITED STATES	snj:US-FL	U.S. Department of the Interior [Member]	Florida Phosphates [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 6
	111	Fees	UNITED STATES	snj:US-FL	Public Company Accounting Oversight Board [Member]	Florida Phosphates [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 7
	153	Fees	UNITED STATES	snj:US-FL	United States Department of Commerce [Member]	Florida Phosphates [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 8
	141,721	Taxes	PERU	snj:PE-LIM	Superintendencia Nacional [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 9
	686	Taxes	PERU	snj:PE-LIM	Banco de la Nacion [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 10
	18,812	Taxes	PERU	snj:PE-LIM	Agencia de Promocion de la Inversion Privada [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 11
	842	Royalties	PERU	snj:PE-LIM	Instituto Geologico Minero y Metalu [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 12
	24	Fees	PERU	snj:PE-LIM	Superintendencia Nacional [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 13
	438	Fees	PERU	snj:PE-LIM	Organismo de Evaluacion y Fiscaliza [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 14
	728	Fees	PERU	snj:PE-LIM	Organismo Supervisor de la Inversio [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 15
	7,186	Taxes	CANADA	snj:CA-SK	Minister of Finance - Revenue Division (Saskatchewan) [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 16
	42,485	Taxes	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 17
	28,377	Taxes	CANADA	snj:CA-SK	Canada Revenue Agency [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 18
	55	Taxes	CANADA	snj:CA-SK	Ministry of Treasury Board and Finance (Alberta) [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 19
	1,927	Taxes	CANADA	snj:CA-SK	Rural Municipality of Colonsay [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 20
	45	Taxes	CANADA	snj:CA-SK	Revenue Quebec [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 21
	4,826	Royalties	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 22
	836	Fees	CANADA	snj:CA-SK	Saskatchewan Water Corporation [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 23
	372	Fees	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 24
	41	Fees	CANADA	snj:CA-SK	Water Security Agency (Saskatchewan) [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 25
	333	Fees	CANADA	snj:CA-SK	Saskatchewan Workers Compensation Board [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 26
	1	Fees	CANADA	snj:CA-SK	Saskatchewan Power Corporation [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 27
	5,172	Taxes	CANADA	snj:CA-SK	Rural Municipality of Spy Hill [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 28
	677	Taxes	CANADA	snj:CA-SK	Langenburg Rural Municipality of 181 [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 29
	3,110	Taxes	CANADA	snj:CA-SK	Minister of Finance - Revenue Division (Saskatchewan) [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 30
	132,393	Taxes	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 31
	769	Taxes	CANADA	snj:CA-SK	Canada Revenue Agency [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 32
	9	Taxes	CANADA	snj:CA-SK	Ministry of Treasury Board and Finance (Alberta) [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 33
	9	Taxes	CANADA	snj:CA-SK	Revenue Quebec [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 34
	26,856	Royalties	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 35
	732	Fees	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 36
	385	Fees	CANADA	snj:CA-SK	TransGas Limited [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 37
	9	Fees	CANADA	snj:CA-SK	Rural Municipality of Spy Hill [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 38
	32	Fees	CANADA	snj:CA-SK	Water Security Agency (Saskatchewan) [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 39
	458	Fees	CANADA	snj:CA-SK	Saskatchewan Workers Compensation Board [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 40
	45,117	Fees	CANADA	snj:CA-SK	Saskatchewan Power Corporation [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 41
	2,123	Taxes	CANADA	snj:CA-SK	Rural Municipality of Pense 160 [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 42
	27,795	Taxes	CANADA	snj:CA-SK	Minister of Finance - Revenue Division (Saskatchewan) [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 43
	228	Taxes	CANADA	snj:CA-SK	Receiver General of Canada [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 44
	168,713	Taxes	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 45
	170,905	Taxes	CANADA	snj:CA-SK	Canada Revenue Agency [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 46
	318	Taxes	CANADA	snj:CA-SK	Ministry of Treasury Board and Finance (Alberta) [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 47
	385	Taxes	CANADA	snj:CA-SK	Revenue Quebec [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 48
	17,090	Royalties	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 49
	3,039	Fees	CANADA	snj:CA-SK	Saskatchewan Water Corporation [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 50
	11,228	Fees	CANADA	snj:CA-SK	TransGas Limited [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 51
	27	Fees	CANADA	snj:CA-SK	Rural Municipality of Pense 160 [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 52
	1,030	Fees	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 53
	494	Fees	CANADA	snj:CA-SK	Water Security Agency (Saskatchewan) [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 54
	136	Fees	CANADA	snj:CA-SK	City of Regina [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 55
	106	Fees	CANADA	snj:CA-SK	Saskatchewan Workers Compensation Board [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 56
	227	Fees	CANADA	snj:CA-SK	SaskEnergy Incorporated [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 57
	16	Fees	CANADA	snj:CA-SK	Saskatchewan Power Corporation [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 58
	36,812	Taxes	CANADA	snj:CA-SK	Minister of Finance - Revenue Division (Saskatchewan) [Member]	Esterhazy Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 59
	150,415	Taxes	CANADA	snj:CA-SK	Canada Revenue Agency [Member]	Esterhazy Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 60
	508	Taxes	CANADA	snj:CA-SK	Ministry of Treasury Board and Finance (Alberta) [Member]	Esterhazy Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 61
	553	Taxes	CANADA	snj:CA-SK	Revenue Quebec [Member]	Esterhazy Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 62
	233	Taxes	BRAZIL	snj:BR-MG	Araxa-MG Prefeitura Municipal [Member]	Araxa [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 63
	27	Taxes	BRAZIL	snj:BR-MG	Secretaria Fazenda de Minas Gerais [Member]	Araxa [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 64
	0	Taxes	BRAZIL	snj:BR-MG	Secretaria de Estado de Fazenda [Member]	Araxa [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 65
	9,303	Royalties	BRAZIL	snj:BR-MG	Companhia de Desenvolvimento [Member]	Araxa [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 66
	198	Royalties	BRAZIL	snj:BR-MG	Agencia Nacional de Mineracao 1 [Member]	Araxa [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 67
	18	Fees	BRAZIL	snj:BR-MG	Agencia Nacional de Energia Electrica [Member]	Araxa [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 68
	46	Fees	BRAZIL	snj:BR-MG	Secretaria Fazenda de Minas Gerais [Member]	Araxa [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 69
	2	Fees	BRAZIL	snj:BR-MG	Secretaria de Estado de Fazenda [Member]	Araxa [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 70
	0	Fees	BRAZIL	snj:BR-MG	Secretaria Estado Meio Ambiente [Member]	Araxa [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 71
	1	Fees	BRAZIL	snj:BR-MG	Agencia Nacional de Mineracao 1 [Member]	Araxa [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 72
	0	Fees	BRAZIL	snj:BR-MG	Agencia Brazileira de Meteorologia [Member]	Araxa [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 73
	147	Taxes	BRAZIL	snj:BR-SP	Prefeitura Municipal de Cajati [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 74
	165	Taxes	BRAZIL	snj:BR-SP	Sao Paulo Governo do Estado [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 75
	3	Taxes	BRAZIL	snj:BR-SP	Goias Secretaria da Fazenda [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 76
	8	Taxes	BRAZIL	snj:BR-SP	Secretaria Fazenda de Minas Gerais [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 77
	2	Taxes	BRAZIL	snj:BR-SP	Secretaria de Estado de Fazenda [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 78
	1,272	Royalties	BRAZIL	snj:BR-SP	Fundo Especial de D do I de P Ambie [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 79
	195	Royalties	BRAZIL	snj:BR-SP	Fundo Especial de Desp do Gabinete [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 80
	1,684	Royalties	BRAZIL	snj:BR-SP	Agencia Nacional de Mineracao 1 [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 81
	8	Fees	BRAZIL	snj:BR-SP	Agencia Nacional de Energia Electrica [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 82
	17	Fees	BRAZIL	snj:BR-SP	Prefeitura Municipal de Cajati [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 83
	0	Fees	BRAZIL	snj:BR-SP	Agencia Nacional de Mineracao 1 [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 84
	0	Fees	BRAZIL	snj:BR-SP	Ministerio da Economia 1 [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 85
	0	Fees	BRAZIL	snj:BR-SP	Sao Paulo Governo do Estado [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 86
	60	Fees	BRAZIL	snj:BR-SP	Departamento de Aguas e Energia [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 87
	35	Fees	BRAZIL	snj:BR-SP	Cia de Saneamento Basico do Estado [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 88
	36	Taxes	BRAZIL	snj:BR-GO	Ouvidor Prefeitura [Member]	Catalao [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 89
	26	Taxes	BRAZIL	snj:BR-GO	Secretaria Fazenda de Minas Gerais [Member]	Catalao [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 90
	1,050	Royalties	BRAZIL	snj:BR-GO	Fundo de Fomento a Mineracao [Member]	Catalao [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 91
	1,810	Royalties	BRAZIL	snj:BR-GO	Agencia Nacional de Mineracao 1 [Member]	Catalao [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 92
	0	Fees	BRAZIL	snj:BR-GO	Secretaria de Estado de Fazenda [Member]	Catalao [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 93
	125	Fees	BRAZIL	snj:BR-GO	Goias Secretaria da Fazenda [Member]	Catalao [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 94
	29	Fees	BRAZIL	snj:BR-GO	Catalao Prefeitura [Member]	Catalao [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 95
	0	Fees	BRAZIL	snj:BR-GO	Agencia Nacional de Mineracao 1 [Member]	Catalao [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 96
	262	Fees	BRAZIL	snj:BR-GO	Agencia Nactional de Aguas [Member]	Catalao [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 97
	2,184	Taxes	BRAZIL	snj:BR-SP	Ministerio da Economia [Member]	Corporate [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]
#: 98
	1	Fees	BRAZIL	snj:BR-SP	Agencia Nacional de Mineracao 1 [Member]	Corporate [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]
#: 99
	22	Fees	BRAZIL	snj:BR-SP	Agencia Brazileira de Meteorologia [Member]	Corporate [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]
#: 100
	23	Royalties	BRAZIL	snj:BR-MG	Agencia Nacional de Mineracao 1 [Member]	Patos de Minas [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 101
	0	Fees	BRAZIL	snj:BR-MG	Secretaria Fazenda de Minas Gerais [Member]	Patos de Minas [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 102
	2	Fees	BRAZIL	snj:BR-MG	Secretaria de Estado de Fazenda [Member]	Patos de Minas [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 103
	0	Fees	BRAZIL	snj:BR-MG	Agencia Nacional de Mineracao 1 [Member]	Patos de Minas [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 104
	1	Taxes	BRAZIL	snj:BR-MG	Secretaria Fazenda de Minas Gerais [Member]	Patrocinio [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 105
	1	Taxes	BRAZIL	snj:BR-MG	Secretaria de Estado de Fazenda [Member]	Patrocinio [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 106
	2,738	Royalties	BRAZIL	snj:BR-MG	Agencia Nacional de Mineracao 1 [Member]	Patrocinio [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 107
	0	Fees	BRAZIL	snj:BR-MG	Secretaria Fazenda de Minas Gerais [Member]	Patrocinio [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 108
	231	Fees	BRAZIL	snj:BR-MG	Secretaria de Estado de Fazenda [Member]	Patrocinio [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 109
	2	Fees	BRAZIL	snj:BR-MG	Agencia Nacional de Mineracao 1 [Member]	Patrocinio [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 110
	0	Fees	BRAZIL	snj:BR-MG	Goias Secretaria da Fazenda [Member]	Patrocinio [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 111
	21	Fees	BRAZIL	snj:BR-MG	Instituto Mineiro de Gestao das Agua [Member]	Patrocinio [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 112
	0	Taxes	BRAZIL	snj:BR-MG	Municipio de Tapira [Member]	Tapira [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 113
	27	Taxes	BRAZIL	snj:BR-MG	Secretaria Fazenda de Minas Gerais [Member]	Tapira [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 114
	3,859	Royalties	BRAZIL	snj:BR-MG	Agencia Nacional de Mineracao 1 [Member]	Tapira [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 115
	74	Fees	BRAZIL	snj:BR-MG	Secretaria Fazenda de Minas Gerais [Member]	Tapira [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 116
	225	Fees	BRAZIL	snj:BR-MG	Secretaria de Estado de Fazenda [Member]	Tapira [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 117
	27	Fees	BRAZIL	snj:BR-MG	Secretaria Estado Meio Ambiente [Member]	Tapira [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 118
	120	Fees	BRAZIL	snj:BR-MG	Municipio de Tapira [Member]	Tapira [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 119
	0	Fees	BRAZIL	snj:BR-MG	Agencia Nacional de Mineracao 1 [Member]	Tapira [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 120
	0	Fees	BRAZIL	snj:BR-MG	Ministerio da Economia 1 [Member]	Tapira [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 121
	45	Fees	BRAZIL	snj:BR-MG	Instituto Mineiro de Gestao das Agua [Member]	Tapira [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 122
	2	Taxes	BRAZIL	snj:BR-MG	Ministerio da Economia 1 [Member]	Uberaba [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 123
	0	Taxes	BRAZIL	snj:BR-MG	Sao Paulo Governo do Estado [Member]	Uberaba [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 124
	1	Taxes	BRAZIL	snj:BR-MG	Secretaria Fazenda de Minas Gerais [Member]	Uberaba [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 125
	19	Fees	BRAZIL	snj:BR-MG	Agencia Nacional de Energia Electrica [Member]	Uberaba [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 126
	8	Fees	BRAZIL	snj:BR-MG	Secretaria Fazenda de Minas Gerais [Member]	Uberaba [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 127
	9	Fees	BRAZIL	snj:BR-MG	Secretaria de Estado de Fazenda [Member]	Uberaba [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 128
	15	Fees	BRAZIL	snj:BR-MG	Secretaria Estado Meio Ambiente [Member]	Uberaba [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 129
	0	Fees	BRAZIL	snj:BR-MG	Ministerio da Economia 2 [Member]	Uberaba [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 130
	9,982	Taxes	BRAZIL	snj:BR-SE	Ministerio da Economia 2 [Member]	Cajati 2 [Member]	Potash [Member]	Mosaic Fertilizantes Segment [Member]	Underground Mining
#: 131
	3,444	Royalties	BRAZIL	snj:BR-SE	Agencia Nacional de Mineracao 2 [Member]	Cajati 2 [Member]	Potash [Member]	Mosaic Fertilizantes Segment [Member]	Underground Mining
#: 132
	$ 0	Fees	BRAZIL	snj:BR-SE	Agencia Nacional de Mineracao 2 [Member]	Cajati 2 [Member]	Potash [Member]	Mosaic Fertilizantes Segment [Member]	Underground Mining